11. Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012		Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Income Tax Disclosure [Abstract]
U.S. Federal statutory rates on net income (loss)					$ (1,614)			$ (202)	$ 571
Effect of foreign statutory rate differences					641			(63)	(230)
Permanent differences					299			124	(520)
Change in valuation allowance					674			141	179
Income taxes expense	$ (54)	$ 0	$ 0	[1]	$ 0	$ (210)	$ 0	$ 0	$ 0	$ 0	[1]

[1]	Restated